DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
23.15% of Net Assets
KY State Property & Building #93	5.250%	02/01/2021	AA*	$25,000	$25,065
KY State Property & Building #100	5.000	08/01/2024	A1	750,000	803,100
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	534,925
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	806,055
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	608,472
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	842,063
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,655,136
KY State Property & Building #106	5.000	10/01/2026	A1	1,000,000	1,122,680
KY State Property & Building #108	5.000	08/01/2023	A1	1,500,000	1,684,095
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	982,389
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	869,768
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,964,778
					12,898,526
SCHOOL IMPROVEMENT BONDS
19.44% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2022	A1	1,055,000	1,162,821
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	565,365
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	824,124
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	331,089
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	564,665
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,134,300
Hardin County KY School District	5.000	03/01/2023	A1	770,000	859,181
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	549,305
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	640,901
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	85,000	86,055
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	945,839
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	503,330
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	287,930
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,045,917
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	234,380
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	326,954
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	772,792
					10,834,948
PUBLIC FACILITIES REVENUE BONDS
13.64% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,016,732
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	329,079
KY State Property & Building #109	5.000	10/01/2022	A1	1,000,000	1,102,150
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	665,652
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	A1	700,000	806,596
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	547,015
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	588,504
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	633,760
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	396,613
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	100,235
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	A1	1,250,000	1,414,738
					7,601,074
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.44% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	579,775
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	769,540
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,317,431
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	271,500
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,351,885
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	1,385,000	1,644,729
					6,934,860
REFUNDING BONDS
8.06% of Net Assets
KY State Property & Building #83	5.000	10/01/2019	A1	1,500,000	1,525,200
KY State Property & Building #84	5.000	08/01/2019	A1	1,000,000	1,011,280
KY State Property & Building #104	5.000	11/01/2021	A2	1,000,000	1,078,460
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	219,484
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	657,092
					4,491,516

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.52% of Net Assets
Lexington-Fayette Urban County Government	5.000%	06/01/2024	A1	$2,800,000	$2,981,300
Warren County Hospital	4.000	04/01/2020	A+*	105,000	106,168
Warren County Hospital	5.000	04/01/2023	A+*	500,000	548,565
					3,636,033
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.30% of Net Assets
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	825,240
University of Louisville	5.000	03/01/2024	A1	350,000	400,571
University of Louisville	5.000	03/01/2024	A1	2,000,000	2,285,960
					3,511,771
MUNICIPAL UTILITY REVENUE BONDS
4.67% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa3	1,000,000	1,103,510
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	481,941
KY Rural Water Finance Corporation	4.500	08/01/2021	Baa2	100,000	100,203
Northern KY Water	5.000	02/01/2026	Aa3	815,000	917,193
					2,602,847
PREREFUNDED BONDS
3.63% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	191,804
KY Turnpike Ecomonic Development Road Revenue	5.000	07/01/2024	Aa3	1,000,000	1,075,230
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	664,650
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	94,159
					2,025,843
AIRPORT REVENUE BONDS
1.08% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	602,040

Total Investments 98.93% of Net Assets					$55,139,458

(cost $54,090,901) (See (a) below for further explanation)

Other assets in excess of liabilities 1.07%					594,982

Net Assets 100%					$55,734,440

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $54,090,901 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	1,050,700
Unrealized depreciation	(2,143)

Net unrealized appreciation	1,048,557

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	- Unadjusted quoted prices in active markets for identical securities.
Level 2

-  Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

-  Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	55,139,458
Level 3	Significant Unobservable Inputs	---

55,139,458

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.